Financial Instruments - Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency (Detail) - Less than 1 year [member] - Forward agreements to purchase foreign currency [member] - MXN ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	$ 5,808	$ 7,739
Fair Value Liability	(65)	(20)
Fair Value Asset	$ 133	$ 172